Commitments Contingencies and Concentration Risk - Major Customer Concentration (Details) - Customer concentration - customer	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable | Five customers
Major Customer Concentration
Percentage of concentration risk				86.00%
Number of customers				5
Revenues | Two customers
Major Customer Concentration
Percentage of concentration risk			24.00%
Number of customers			2
Revenues | One customer
Major Customer Concentration
Percentage of concentration risk	10.00%	13.00%
Number of customers	1	1
VSee Lab, Inc | Accounts receivable | Five customers
Major Customer Concentration
Percentage of concentration risk				86.00%
Number of customers				5
VSee Lab, Inc | Accounts receivable | Four customers
Major Customer Concentration
Percentage of concentration risk					66.00%
Number of customers					4
VSee Lab, Inc | Revenues | Two customers
Major Customer Concentration
Percentage of concentration risk				24.00%
Number of customers				2
VSee Lab, Inc | Revenues | One customer
Major Customer Concentration
Percentage of concentration risk					11.00%
Number of customers					1